Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 202,165	$ 169,551
Time and bareboat charters (operating leases) [Member]
Revenues	202,165	163,524
Voyage charters [Member]
Revenues	$ 0	$ 6,027